Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital	Reserves	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at Dec. 31, 2020	$ 50,088,369	$ 9,984,531	$ 100,025	$ (38,893,870)	$ 21,279,055
Balance (in Shares) at Dec. 31, 2020	6,662
Issuance of shares	$ 560,000	(560,000)
Issuance of shares (in Shares)	57
Shares issued on acquisition of ClearRF	$ 194,985				194,985
Shares issued on acquisition of ClearRF (in Shares)	34
Shares issued on warrant exercises	$ 3,775,840	(373,907)			3,401,933
Shares issued on warrant exercises (in Shares)	778
Share based payments		1,338,931			1,338,931
Translation adjustment			(138,764)		(138,764)
Shares issued for debt	$ 36,050				36,050
Shares issued for debt (in Shares)	7
Net loss				(23,625,542)	(23,625,542)
Balance at Dec. 31, 2021	$ 54,655,244	10,389,555	(38,739)	(62,519,412)	2,486,648
Balance (in Shares) at Dec. 31, 2021	7,538
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	199
Share issued on capital raise	$ 12,634,747	307,189			12,941,936
Share issued on capital raise (in Shares)	32,673
Share issuance costs on capital raise	$ (1,373,264)				(1,373,264)
Pre-funded warrants exercised	$ 2,813,542				2,813,542
Pre-funded warrants exercised (in Shares)	4,386
Issue of common shares for restricted share units	$ 22,200				22,200
Issue of common shares for restricted share units (in Shares)	43
Warrants issued		61,950			61,950
Share based payments		2,888,705			2,888,705
Translation adjustment			137,609		137,609
Shares issued for debt	$ 4,370,302				4,370,302
Shares issued for debt (in Shares)	19,039
Net loss				(15,299,251)	(15,299,251)
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance (in Shares) at Dec. 31, 2022	63,878
Share issuance costs on capital raise	$ (1,115,728)	66,237			(1,049,491)
Pre-funded warrants exercised	$ 153,222				153,222
Pre-funded warrants exercised (in Shares)	38,691
Warrants transferred from liability		3,975,046			3,975,046
Warrants exercised	$ 7,583,617	(3,975,046)			3,608,571
Warrants exercised (in Shares)	55,821
Share issued on capital raise	$ 5,780,750				5,780,750
Share issued on capital raise (in Shares)	412,071
Share based payments		930,564			930,564
Net loss				(12,931,794)	(12,931,794)
Balance at Dec. 31, 2023	$ 85,714,727	$ 14,644,200	$ 98,870	$ (90,750,457)	$ 9,707,340
Balance (in Shares) at Dec. 31, 2023	570,462